RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2022
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS
18.	RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for the specific purposes of offsetting future losses, enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2020, 2021 and 2022, no appropriation to statutory reserves was made because the PRC subsidiaries had substantial losses during such periods. In addition, due to restrictions on the distribution of share capital from the Company’s PRC subsidiaries, the PRC subsidiaries’ share capital and restricted cash of RMB 717,322 and RMB 656,014 at December 31, 2021 and 2022 is considered restricted, which are not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.